Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash
Cash at bank and in hand	$ 324	$ 469
Short term bank deposits	110	81
Restricted cash	9	5
Total	$ 443	$ 555	$ 463	$ 257